Acount Payables and Accruals	12 Months Ended
Dec. 31, 2025
Acount Payables and Accruals [Abstract]
ACOUNT PAYABLES AND ACCRUALS	NOTE 9 – ACOUNT PAYABLES AND ACCRUALS
	December 31,
	2025	2024
Accrued expenses	398	394
Employee benefits	358	523
Other	22	10
	778	927